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                                United States
                      Securities and Exchange Commission
                            Washington, DC  20549


FORM 13F COVER PAGE  --  Report for the Quarter Ended:  March 31, 2003

Check here if amendment [X];   Amendment Number: 1
This Amendment (Check only one):
[ ]  is a restatement
[ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                       UBS Warburg LLC *
Address:                    677 Washington Boulevard
                             Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:           Jeffery H. Laska
Title:          Director
Phone:          (203) 719-6871

Signature, Place, and Date of Signing:
/s/ Jeffery H. Laska
Jeffery H. Laska
September 11 2003, Stamford, Connecticut

* Please note that this is the final Schedule 13F being filed under this name. Effective June 9, 2003, we have changed our name to UBS Securities LLC. All future Schedule 13Fs can be found under this name. Note, however, that our 13F file number will remain the same.

Report Type (Check only one):
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report